Accounts payable and accrued liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accounts payable and accrued liabilities
Accounts payable and accrued liabilities
	December 31,	December 31,
	2024	2023
Accrued liabilities related to:
Consultants and professional fees	$261,753	$225,224
Payroll related	471,596	525,472
Board of director’s fees	201,218	228,199
Interest payable	109,029	38,222
	1,043,596	1,017,117
Trade payables and other	190,378	819,624
	1,233,974	1,836,741